Financial instruments (Tables)	12 Months Ended
Jun. 30, 2025
Statement [line items]
Summary of foreign currency denominated financial assets and financial liabilities

The carrying amount of the Consolidated Entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	Assets		Liabilities
	2025 A$’000	2024 A$’000	2025 A$’000	2024 A$’000

US dollars	4,206	3,329	5,854	7,420
Euros	—	—	6,738	7,320
Pound Sterling	—	—	9	18
	4,206	3,329	12,601	14,758

Summary of foreign currency risk sensitivity
If all currencies had strengthened and weakened against the USD by 10% (2024:10% ) then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2025	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	(165)	(165)	(10)%	165	165
Euros	10%	(674)	(674)	(10)%	674	674
Pound Sterling	10%	(1)	(1)	(10)%	1	1

		(840)	(840)		840	840

	AUD strengthened			AUD weakened
Consolidated - 2024	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	(409)	(409)	(10)%	409	409
Euros	10%	(732)	(732)	(10)%	732	732
Pound Sterling	10%	(2)	(2)	(10)%	2	2

		(1,143)	(1,143)		1,143	1,143

Summary of variable interest rate balances
As at the reporting date, the Consolidated Entity had the following variable interest rate balances:

	2025		2024
	Weighted average interest rate %	Balance A$’000	Weighted average interest rate %	Balance A$’000

Cash and cash equivalents	1.79	4,345	0.39	1,657

Net exposure to cash flow interest rate risk		4,345		1,657

Summary of remaining contractual maturities of financial instrument liabilities

2025	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000	Carrying Amount A$’000
Non-derivatives
Trade payables	5,645	—	—	—	5,645	5,645
Accrued payables	4,472	—	—	—	4,472	4,472

Total non-derivatives	10,117	—	—	—	10,117	10,117

Derivatives
Other financial liabilities	—	—	3,150	—	3,150	3,150

Total derivatives	—	—	3,150	—	3,150	3,150

Total undiscounted financial liabilities	10,117	—	3,150	—	13,267	13,267

2024	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’ 000	Remaining contractual maturities A$’000	Carrying Amount A$’000
Non-derivatives
Trade payables	4,548	—	—	—	4,548	4,548
Accrued payables	10,519	—	—	—	10,519	10,519
Contingent consideration	3,389	—	4,549	—	7,938	7,005

Total non-derivatives	18,456	—	4,549	—	23,005	22,072

Derivatives
Other financial liabilities	—	—	6,478	—	6,478	3,150

Total derivatives	—	—	6,478	—	6,478	3,150

Total undiscounted financial liabilities	18,456	—	11,027	—	29,483	25,222